Note 7 - Share-based Compensation	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Share-Based Payment Arrangement [Text Block]

7. SHARE-BASED COMPENSATION

In 2014, the Company adopted the Long‐Term Stock Incentive Plan (the “2014 Plan”), with 94,667 shares of common stock authorized for issuance under the 2014 Plan.  Subsequently, stockholders approved an increase in the number of shares available under the 2014 Plan to 210,000 shares.  Exercise prices range from $4.20 to $9.42 per share, depending on the date of the award.  No further awards  may be made under the 2014 Plan.

In 2021, the Board adopted the 2021 Equity Incentive Plan (the “2021 Plan”), which authorizes the award of stock options, restricted stock awards, stock appreciation rights, restricted stock units ("RSU"), performance awards, cash awards, and stock bonus awards.  The Company initially reserved 37,166 shares of common stock, plus any reserved shares not issued or subject to outstanding grants under the 2014 Plan on the effective date of the 2021 Plan, for issuance pursuant to awards granted under the 2021 Plan.  The number of shares reserved for issuance under the 2021 Plan will increase automatically on  January 1 each year until 2031 by the number of shares equal to the lesser of 5% of the total number of outstanding shares of our common stock as of the immediately preceding  December 31, or a number as  may be determined by our Board.

The general purpose of the 2014 Plan and the 2021 Plan is to allow the Company to attract and motivate key employees and directors to align their interests with those of the Company’s shareholders.

Stock Option Awards

The Company measures the fair value of each option award on the date of grant using the Black‐Scholes option-pricing model, which takes into account inputs such as the exercise price, the value of the underlying ordinary shares at the grant date, expected term, expected volatility, risk-free interest rate, and dividend yield.  The fair value of each grant of options during the year ended December 31, 2024 was determined using the methods and assumptions discussed below:

●

The expected term of employee options is determined using the “simplified” method, as prescribed in the SEC’s Staff Accounting Bulletin (SAB) No. 107, whereby the expected life equals the arithmetic average of the vesting term and the original contractual term of the option due to the Company’s lack of sufficient historical data.

●	The expected volatility is based on the historical volatility of the publicly traded common stock of a peer group of companies.

●	The risk-free interest rate is based on the interest rate payable on U.S. Treasury securities in effect at the time of grant for a period that is commensurate with the assumed expected term.

●	The expected dividend yield is zero because the Company has not historically paid and does not expect to pay a dividend on its common stock for the foreseeable future.

Guerrilla RF, Inc.

Notes to Consolidated Financial Statements

For the Years Ended  December 31, 2024 and 2023

For the years ended December 31, 2024 and 2023, the grant date fair value of all option grants was estimated at the time of grant using the Black-Scholes option-pricing model using the following weighted-average assumptions:

	Year Ended December 31,
	2024	2023
Expected term (in years)	6.25	6.25
Expected volatility	58%	52%
Risk-free rate	4.20%	3.88%
Dividend rate	—	—

The weighted average grant date fair value of stock option awards granted was $1.78 and $4.61 during the years ended December 31, 2024 and 2023, respectively.

The value of stock options is recognized as compensation expense by the straight-line method over the vesting period. Unrecognized compensation costs related to non‐vested options at December 31, 2024 amounted to $179,896, which are expected to be recognized over a weighted average term of 1.31 years.

Stock option activity by share is summarized as follows for the years ended December 31, 2024 and 2023:

	Number of Shares	Weighted-Average Exercise Price Per Option	Weighted- Average Remaining Contractual Life (in years)
Shares underlying outstanding awards at December 31, 2022	601,220	$3.60	6.96
Granted	13,135	8.67
Exercised	-	-
Cancelled/Forfeited	(43,607)	9.62
Shares underlying outstanding awards at December 31, 2023	570,748	7.67	5.98
Granted	8,500	2.50
Exercised	(73,826)	2.01
Cancelled/Forfeited	(156,955)	2.07
Shares underlying outstanding awards at December 31, 2024	348,467	$4.55	3.59
Exercisable options at December 31, 2024	307,699	$3.61	3.26

In the year ended December 31, 2024, the Company granted 8,500 common stock options to new employees with an exercise price of $2.50 per share. These option awards vest equally over three years (33% per year) on the anniversary of the date the recipient started working for the Company.

In the year ended December 31, 2023, the Company granted 13,135 stock options to new employees at multiple exercise prices between $7.80 and $9.00 per share.  These option awards vest equally over four years (25% per year) on the anniversary of the date the recipient started working for the Company.

Restricted Stock Unit Awards

In the years ended December 31, 2024 and 2023 the Company granted 376,542 and 381,127 RSUs, respectively to various employees and directors. The RSU awards made to non-employees in the year ended December 31, 2024 (173,334) vest on the earliest of (i) June 5, 2025, subject to the recipient's continued service with the Company, (ii) the recipient's death, or (iii) the recipient's disability. The RSU awards made to non-employees in the year ended  December 31, 2023 (44,877) vest on the earliest of (i)  April 5, 2024,  subject to the recipient's continued service with the Company, (ii) the recipient's death, or (iii) the recipient's disability. The RSUs awarded to employees during the year ended December 31, 2024 (172,857) vest over a period of 3 years or less from the date of the grant. The RSUs are subject to the recipient’s continued service through the applicable vesting date. The share-based compensation expense to be recognized for these RSUs over the remaining vesting period subsequent to December 31, 2024 is approximately $2.4 million.

Guerrilla RF, Inc.

Notes to Consolidated Financial Statements

For the Years Ended  December 31, 2024 and 2023

The fair value of each RSU was estimated on the date of grant, based on the weighted average price of the Company's stock.  The Company will issue new shares of common stock to satisfy RSUs upon vesting.  The following table summarizes the RSU activity and weighted averages for share-based awards granted under the terms of the 2021 Plan:

	Number of RSUs	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2022	145,637	$10.69
Granted	381,158	6.06
Vested	(61,899)	11.45
Cancelled/Forfeited	(10,330)	9.18
Outstanding at December 31, 2023	454,566	7.35
Granted	376,542	2.89
Vested	(243,143)	5.86
Cancelled/Forfeited	(12,923)	6.68
Outstanding at December 31, 2024	575,042	$5.44

Pursuant to awards made under the 2014 Plan and the 2021 Plan, the Company recorded stock-based compensation expense in the following expense categories in the consolidated statements of operations for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
	2024	2023
Direct product costs	$375,171	$77,336
Research and development	324,653	319,258
Sales and marketing	372,152	218,407
General and administrative	621,838	664,535
	$1,693,814	$1,279,536

No income tax benefits have been recognized in the consolidated statements of operations for stock-based compensation arrangements, and no stock-based compensation costs have been capitalized as property and equipment through December 31, 2024.